INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets consist of the following

Intangible assets consist of the following:

	June 30, 2021	June 30, 2020

Land use right	$1,580,761	$1,442,456
Computer software	29,905	25,039
Subtotal	1,610,666	1,467,495
Less: Accumulated amortization	(102,083)	(43,091)
Intangible assets, net	$1,508,583	$1,424,404